PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks
Aerospace & Defense 3.7%
ATI, Inc.*	42,100	$5,064,630
Boeing Co. (The)*	3,100	724,532
General Dynamics Corp.	28,900	10,146,501
General Electric Co.	38,100	11,688,699
Northrop Grumman Corp.	7,600	5,261,176
RTX Corp.	15,000	3,013,950
Woodward, Inc.	1,300	413,192
		36,312,680
Automobile Components 1.1%
Aptiv PLC*	92,200	6,984,150
Dana, Inc.	61,300	1,771,570
Visteon Corp.	16,700	1,517,362
		10,273,082
Automobiles 2.2%
Ford Motor Co.	302,800	4,202,864
General Motors Co.	79,400	6,669,600
Tesla, Inc.*	25,200	10,846,332
		21,718,796
Banks 2.6%
Bank of America Corp.	40,800	2,170,560
Citigroup, Inc.	96,400	11,154,444
JPMorgan Chase & Co.	20,681	6,326,111
Provident Financial Services, Inc.	15,000	332,100
Wells Fargo & Co.	63,000	5,700,870
		25,684,085
Beverages 1.1%
MGP Ingredients, Inc.	21,700	540,547
Monster Beverage Corp.*	127,200	10,272,672
		10,813,219
Biotechnology 2.7%
AbbVie, Inc.	30,551	6,813,179
Amgen, Inc.	21,300	7,282,044
Biogen, Inc.*	17,400	3,130,086
Gilead Sciences, Inc.	66,600	9,453,870
		26,679,179
Broadline Retail 3.1%
Amazon.com, Inc.*	118,640	28,390,552
Macy’s, Inc.	86,500	1,731,730
		30,122,282
Building Products 0.4%
Johnson Controls International PLC	33,300	3,971,358
Capital Markets 4.7%
Bank of New York Mellon Corp. (The)	88,000	10,552,960
Blackrock, Inc.	300	335,682
Charles Schwab Corp. (The)	110,800	11,514,336
Morgan Stanley	70,700	12,923,960

PGIM Quant Solutions Large-Cap Core Fund

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Nasdaq, Inc.	6,600	$639,474
Northern Trust Corp.	6,900	1,031,067
Raymond James Financial, Inc.	32,200	5,340,692
S&P Global, Inc.	6,000	3,166,740
		45,504,911
Chemicals 0.4%
Ecolab, Inc.	5,900	1,663,741
Sherwin-Williams Co. (The)	6,500	2,305,160
		3,968,901
Commercial Services & Supplies 0.1%
HNI Corp.	12,000	573,480
Communications Equipment 1.6%
Arista Networks, Inc.*	22,100	3,132,454
Ciena Corp.*	12,900	3,248,349
Cisco Systems, Inc.	78,082	6,115,382
Viavi Solutions, Inc.*	119,100	2,913,186
		15,409,371
Construction & Engineering 0.5%
Arcosa, Inc.	16,400	1,877,308
Tutor Perini Corp.	39,800	3,139,822
		5,017,130
Consumer Finance 0.7%
American Express Co.	9,400	3,310,398
Capital One Financial Corp.	10,600	2,320,658
NerdWallet, Inc. (Class A Stock)*	129,200	1,558,152
		7,189,208
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	8,300	7,804,075
Dollar General Corp.	6,500	932,295
Kroger Co. (The)	49,400	3,104,790
		11,841,160
Diversified Consumer Services 0.3%
ADT, Inc.	232,800	1,862,400
Laureate Education, Inc.*	43,500	1,492,050
		3,354,450
Diversified Telecommunication Services 2.1%
AT&T, Inc.	12,600	330,246
Comcast Corp. (Class A Stock)	261,800	7,788,550
Verizon Communications, Inc.	286,900	12,772,788
		20,891,584
Electric Utilities 0.6%
American Electric Power Co., Inc.	31,000	3,713,025
FirstEnergy Corp.	10,800	511,272

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
NextEra Energy, Inc.	3,600	$316,440
NRG Energy, Inc.	6,200	946,306
		5,487,043
Electrical Equipment 1.3%
Allient, Inc.	7,200	439,272
GE Vernova, Inc.	9,600	6,973,152
Rockwell Automation, Inc.	9,400	3,963,510
Sensata Technologies Holding PLC	23,600	816,324
		12,192,258
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. (Class A Stock)	1,900	273,752
Avnet, Inc.	6,300	393,057
Corning, Inc.	3,600	371,700
ePlus, Inc.	4,200	360,402
Keysight Technologies, Inc.*	4,300	930,219
TE Connectivity PLC (Switzerland)	9,100	2,027,298
		4,356,428
Entertainment 0.6%
Netflix, Inc.*	31,800	2,654,982
Walt Disney Co. (The)	31,300	3,530,640
		6,185,622
Financial Services 3.3%
Berkshire Hathaway, Inc. (Class B Stock)*	11,474	5,513,601
Enact Holdings, Inc.	7,600	302,252
Fidelity National Information Services, Inc.	55,500	3,066,375
Fiserv, Inc.*	31,600	2,013,868
Global Payments, Inc.	10,000	717,400
Mastercard, Inc. (Class A Stock)	29,300	15,786,547
PayPal Holdings, Inc.	17,900	943,151
Visa, Inc. (Class A Stock)	13,225	4,256,202
		32,599,396
Food Products 0.3%
Conagra Brands, Inc.	72,600	1,343,826
General Mills, Inc.	13,700	633,762
Hain Celestial Group, Inc. (The)*	226,800	274,428
Smithfield Foods, Inc.	22,400	535,360
		2,787,376
Gas Utilities 0.0%
Northwest Natural Holding Co.	8,000	372,480
Ground Transportation 0.8%
CSX Corp.	130,000	4,908,800
Uber Technologies, Inc.*	41,500	3,322,075
		8,230,875
Health Care Equipment & Supplies 1.0%
Boston Scientific Corp.*	34,400	3,217,432

PGIM Quant Solutions Large-Cap Core Fund

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
IDEXX Laboratories, Inc.*	2,600	$1,743,196
STERIS PLC	18,700	4,910,620
		9,871,248
Health Care Providers & Services 2.2%
Cardinal Health, Inc.	27,200	5,844,736
Centene Corp.*	21,200	918,384
Cigna Group (The)	8,200	2,247,702
CVS Health Corp.	106,600	7,943,832
McKesson Corp.	1,200	997,452
UnitedHealth Group, Inc.	10,900	3,127,537
		21,079,643
Hotels, Restaurants & Leisure 1.2%
Bloomin’ Brands, Inc.	215,500	1,293,000
Booking Holdings, Inc.	1,810	9,053,330
McDonald’s Corp.	4,000	1,260,000
		11,606,330
Household Products 0.5%
Procter & Gamble Co. (The)	32,000	4,856,640
Independent Power & Renewable Electricity Producers 0.2%
Hallador Energy Co.*	86,500	1,599,385
Industrial Conglomerates 0.2%
3M Co.	1,900	291,004
Honeywell International, Inc.	7,500	1,706,400
		1,997,404
Industrial REITs 1.1%
Prologis, Inc.	83,600	10,914,816
Insurance 2.2%
Allstate Corp. (The)	35,900	7,143,741
American International Group, Inc.	73,200	5,481,216
HCI Group, Inc.	2,600	412,542
Heritage Insurance Holdings, Inc.*	69,900	1,822,293
MetLife, Inc.	79,000	6,231,520
Slide Insurance Holdings, Inc.*	27,000	465,210
		21,556,522
Interactive Media & Services 9.4%
Alphabet, Inc. (Class A Stock)	107,380	36,294,440
Alphabet, Inc. (Class C Stock)	88,560	29,980,217
Bumble, Inc. (Class A Stock)*	301,700	1,010,695
Meta Platforms, Inc. (Class A Stock)	34,680	24,848,220
		92,133,572
IT Services 2.2%
Accenture PLC (Class A Stock)	19,300	5,088,252
Cognizant Technology Solutions Corp. (Class A Stock)	103,000	8,452,180
Fastly, Inc. (Class A Stock)*	199,700	1,847,225

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
International Business Machines Corp.	12,400	$3,803,080
MongoDB, Inc.*	7,400	2,747,842
		21,938,579
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.	12,700	7,348,347
Machinery 1.6%
Caterpillar, Inc.	10,000	6,573,600
Columbus McKinnon Corp.	19,000	400,520
Crane Co.	22,800	4,164,192
Parker-Hannifin Corp.	2,800	2,620,352
Proto Labs, Inc.*	7,800	410,670
Worthington Enterprises, Inc.	32,300	1,794,911
		15,964,245
Marine Transportation 0.1%
Kirby Corp.*	9,100	1,070,706
Metals & Mining 0.4%
Commercial Metals Co.	6,300	484,281
Newmont Corp.	4,200	471,870
Nucor Corp.	2,400	426,528
Warrior Met Coal, Inc.	25,200	2,250,360
		3,633,039
Multi-Utilities 0.0%
CMS Energy Corp.	4,200	300,258
Oil, Gas & Consumable Fuels 2.7%
BKV Corp. (Thailand)*	18,900	562,275
Chevron Corp.	37,700	6,669,130
ConocoPhillips	15,300	1,594,719
Devon Energy Corp.	50,500	2,030,605
EOG Resources, Inc.	2,800	313,964
Exxon Mobil Corp.	108,200	15,299,480
		26,470,173
Personal Care Products 0.1%
Edgewell Personal Care Co.	27,000	525,420
Herbalife Ltd.*	25,500	439,620
		965,040
Pharmaceuticals 4.1%
Eli Lilly & Co.	13,500	14,001,525
Johnson & Johnson	71,658	16,284,281
Liquidia Corp.*	13,800	584,982
Merck & Co., Inc.	28,100	3,098,587
Perrigo Co. PLC	66,400	943,544
Pfizer, Inc.	166,200	4,394,328
Rapport Therapeutics, Inc.*	10,800	287,388
		39,594,635

PGIM Quant Solutions Large-Cap Core Fund

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services 0.2%
Clarivate PLC*	720,400	$1,909,060
Concentrix Corp.	13,000	485,550
		2,394,610
Real Estate Management & Development 0.6%
CBRE Group, Inc. (Class A Stock)*	1,700	289,561
Howard Hughes Holdings, Inc.*	3,800	310,308
Jones Lang LaSalle, Inc.*	11,900	4,259,129
Newmark Group, Inc. (Class A Stock)	28,700	511,721
		5,370,719
Semiconductors & Semiconductor Equipment 14.5%
Advanced Micro Devices, Inc.*	14,600	3,456,258
Analog Devices, Inc.	36,800	11,440,384
Applied Materials, Inc.	2,800	902,496
Broadcom, Inc.	67,800	22,462,140
Intel Corp.*	96,600	4,489,002
KLA Corp.	1,100	1,570,734
Lam Research Corp.	53,600	12,513,456
Micron Technology, Inc.	22,800	9,459,264
NVIDIA Corp.	390,600	74,655,378
QUALCOMM, Inc.	8,300	1,258,197
		142,207,309
Software 7.6%
Adobe, Inc.*	20,600	6,040,950
AppLovin Corp. (Class A Stock)*	900	425,799
Autodesk, Inc.*	23,400	5,917,158
Cadence Design Systems, Inc.*	10,000	2,963,600
Intuit, Inc.	5,800	2,893,736
Microsoft Corp.	102,884	44,269,956
Oracle Corp.	8,500	1,398,930
Palantir Technologies, Inc. (Class A Stock)*	27,300	4,001,907
Salesforce, Inc.	23,300	4,946,357
Zoom Communications, Inc.*	12,800	1,178,880
		74,037,273
Specialty Retail 1.5%
American Eagle Outfitters, Inc.	18,200	424,242
Lowe’s Cos., Inc.	28,700	7,664,622
TJX Cos., Inc. (The)	43,200	6,471,792
		14,560,656
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.	251,580	65,279,978
Sandisk Corp.*	3,900	2,247,375
Western Digital Corp.	31,000	7,757,130
		75,284,483
Tobacco 0.2%
Universal Corp.	40,200	2,274,918

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 0.3%
NPK International, Inc.*	213,300	$2,945,673

Total Long-Term Investments (cost $583,390,764)		963,512,577

Short-Term Investments 1.5%
Affiliated Mutual Fund 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $13,215,340)(wb)	13,215,340	13,215,340

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(n) 0.2%
U.S. Treasury Bills (cost $1,649,714)	3.625%	03/05/26	1,655	1,649,864

Total Short-Term Investments (cost $14,865,054)				14,865,204

TOTAL INVESTMENTS 100.0% (cost $598,255,818)				978,377,781
Liabilities in excess of other assets(z) (0.0)%				(382,763)

Net Assets 100.0%				$977,995,018

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
42	S&P 500 E-Mini Index	Mar. 2026	$14,628,075	$13,974
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Quant Solutions Large-Cap Core Fund